UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21587

Old Mutual Funds I
(Exact name of registrant as specified in charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Address of principal executive offices)

Julian F. Sluyters
4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Name and address of agent for service)

Copies to:

Jay G. Baris, Esq.	Andra C. Ozols, Esq.
Kramer Levin Naftalis & Frankel LLP	Old Mutual Capital, Inc.
1177 Avenue of the Americas	4643 South Ulster Street, Suite 600
New York, New York 10036	Denver, CO 80237
(212) 715-9100	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Item 1.                      Schedule of Investments.

Old Mutual VA Asset Allocation Balanced Portfolio
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (UNAUDITED)

Description	Shares	Value (000)
Affiliated Mutual Funds(1) - 109.5%
Aggressive Growth - 4.2%
Old Mutual Developing Growth Fund*	2,018	$27
Total Aggressive Growth		27
Emerging Market-Equity - 2.8%
Old Mutual Clay Finlay Emerging Markets Fund	1,618	18
Total Emerging Market-Equity		18
Government/Corporate - 48.5%
Old Mutual Barrow Hanley Core Bond Fund	15,104	147
Old Mutual Dwight High Yield Fund	3,812	33
Old Mutual Dwight Intermediate Fixed Income Fund	8,473	84
Old Mutual International Bond Fund	4,802	47
Total Government/Corporate		311
Growth - 4.5%
Old Mutual Advantage Growth Fund*	4,043	29
Total Growth		29
Growth-Mid Cap - 0.8%
Old Mutual Provident Mid-Cap Growth Fund*	705	5
Total Growth-Mid Cap		5
International Equity - 12.2%
Old Mutual International Equity Fund	8,576	78
Total International Equity		78
Market Neutral-Equity - 4.2%
Old Mutual Analytic U.S. Long/Short Fund	2,351	27
Total Market Neutral-Equity		27
Real Estate - 0.5%
Old Mutual Heitman Global Real Estate Securities Fund*	283	3
Total Real Estate		3
Sector Fund-Real Estate - 0.3%
Old Mutual Heitman REIT Fund	200	2
Total Sector Fund-Real Estate		2
Value - 15.3%
Old Mutual Barrow Hanley Value Fund	12,446	73
Old Mutual Focused Fund	1,288	25
Total Value		98
Value-Mid Cap - 10.0%
Old Mutual Mid-Cap Fund	609	6
Old Mutual TS&W Mid-Cap Value Fund	7,414	58
Total Value-Mid Cap		64
Value-Small Cap - 6.2%
Old Mutual Discover Value Fund*	4,551	40
Total Value-Small Cap		40
Total Affiliated Mutual Funds (Cost $775)		702
Money Market Fund - 1.1%
Dreyfus Cash Management Fund, Institutional Class, 2.683% (A)	6,560	7
Total Money Market Fund (Cost $7)		7
Total Investments - 110.6% (Cost $782)†		709
Other Assets and Liabilities, Net - (10.6)%		(68)
Total Net Assets - 100.0%		$641

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.
(A) The rate reported represents the 7-day effective yield as of September 30, 2008.

† At September 30, 2008, the approximate tax basis cost of the Portfolio’s investments was $782 (000), and the unrealized appreciation and depreciation were $0 (000) and $(73) (000), respectively.

Cost figures are shown with "000's" omitted.

FAS 157 Footnote Disclosure:

The Portfolio utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s net assets were as follows:

Valuation Inputs	Investments (000)
Level 1 – quoted prices	$709
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$709

Old Mutual VA Asset Allocation Conservative Portfolio
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (UNAUDITED)

Description	Shares	Value (000)
Affiliated Mutual Funds(1) - 105.4%
Government/Corporate - 76.5%
Old Mutual Barrow Hanley Core Bond Fund	24,014	$235
Old Mutual Dwight High Yield Fund	6,028	52
Old Mutual Dwight Intermediate Fixed Income Fund	12,283	121
Old Mutual International Bond Fund	7,935	78
Total Government/Corporate		486
Growth - 3.5%
Old Mutual Advantage Growth Fund*	3,032	22
Total Growth		22
Growth-Mid Cap - 1.3%
Old Mutual Provident Mid-Cap Growth Fund*	1,026	8
Total Growth-Mid Cap		8
International Equity - 6.1%
Old Mutual International Equity Fund	4,330	39
Total International Equity		39
Market Neutral-Equity - 1.4%
Old Mutual Analytic U.S. Long/Short Fund	813	9
Total Market Neutral-Equity		9
Value - 7.9%
Old Mutual Barrow Hanley Value Fund	5,964	35
Old Mutual Focused Fund	772	15
Total Value		50
Value-Mid Cap - 8.7%
Old Mutual Mid-Cap Fund	688	7
Old Mutual TS&W Mid-Cap Value Fund	6,117	48
Total Value-Mid Cap		55
Total Affiliated Mutual Funds (Cost $719)		669
Money Market Fund - 1.1%
Dreyfus Cash Management Fund, Institutional Class, 2.683% (A)	6,449	7
Total Money Market Fund (Cost $6)		7
Total Investments - 106.5% (Cost $725)†		676
Other Assets and Liabilities, Net - (6.5)%		(41)
Total Net Assets - 100.0%		$635

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.
(A) The rate reported represents the 7-day effective yield as of September 30, 2008.

† At September 30, 2008, the approximate tax basis cost of the Portfolio’s investments was $725 (000), and the unrealized appreciation and depreciation were $0 and $(49) (000), respectively.

Cost figures are shown with "000's" omitted.

FAS 157 Footnote Disclosure:

The Portfolio utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s net assets were as follows:

Valuation Inputs	Investments (000)
Level 1 – quoted prices	$676
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$676

Old Mutual VA Asset Allocation Moderate Growth Portfolio
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2008 (UNAUDITED)

Description	Shares	Value (000)
Affiliated Mutual Funds(1) - 102.4%
Aggressive Growth - 5.6%
Old Mutual Developing Growth Fund*	5,813	$77
Total Aggressive Growth		77
Emerging Market-Equity - 3.4%
Old Mutual Clay Finlay Emerging Markets Fund	4,267	47
Total Emerging Market-Equity		47
Government/Corporate - 18.0%
Old Mutual Barrow Hanley Core Bond Fund	13,892	136
Old Mutual Dwight Intermediate Fixed Income Fund	6,273	62
Old Mutual International Bond Fund	5,247	52
Total Government/Corporate		250
Growth - 10.4%
Old Mutual Advantage Growth Fund*	19,881	145
Total Growth		145
Growth-Mid Cap - 1.0%
Old Mutual Provident Mid-Cap Growth Fund*	1,755	14
Total Growth-Mid Cap		14
International Equity - 17.5%
Old Mutual International Equity Fund	26,898	244
Total International Equity		244
Market Neutral-Equity - 5.5%
Old Mutual Analytic U.S. Long/Short Fund	6,822	77
Total Market Neutral-Equity		77
Real Estate - 2.0%
Old Mutual Heitman Global Real Estate Securities Fund*	2,854	28
Total Real Estate		28
Sector Fund-Real Estate - 0.7%
Old Mutual Heitman REIT Fund	1,082	10
Total Sector Fund-Real Estate		10
Value - 18.3%
Old Mutual Barrow Hanley Value Fund	31,507	185
Old Mutual Focused Fund	3,529	70
Total Value		255
Value-Mid Cap - 10.4%
Old Mutual Mid-Cap Fund	2,142	21
Old Mutual TS&W Mid-Cap Value Fund	15,677	123
Total Value-Mid Cap		144
Value-Small Cap - 9.6%
Old Mutual Discover Value Fund*	15,317	134
Total Value-Small Cap		134
Total Affiliated Mutual Funds (Cost $1,625)		1,425
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 2.683% (A)	14,186	14
Total Money Market Fund (Cost $14)		14
Total Investments - 103.4% (Cost $1,639)†		1,439
Other Assets and Liabilities, Net - (3.4)%		(47)
Total Net Assets - 100.0%		$1,392

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.
(A) The rate reported represents the 7-day effective yield as of September 30, 2008.

† At September 30, 2008, the approximate tax basis cost of the Portfolio’s investments was $1,639 (000), and the unrealized appreciation and depreciation were $1 (000) and $(201) (000), respectively.

Cost figures are shown with "000's" omitted.

FAS 157 Footnote Disclosure:

The Portfolio utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s net assets were as follows:

Valuation Inputs	Investments (000)
Level 1 – quoted prices	$1,439
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$1,439

Item 2.                      Controls and Procedures.

(a)           Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Funds I, on behalf of Old Mutual VA Asset Allocation Balanced Portfolio, Old Mutual VA Asset Allocation Conservative Portfolio, and Old Mutual VA Asset Allocation Moderate Growth Portfolio, (the “registrant”) as of a date within 90 days of the filing date of this report, the registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)           During the quarter ended September 30, 2008, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

Attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL FUNDS I

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Date:	November 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, Principal Executive Officer

Date:	November 20, 2008

By:	/s/ Robert T. Kelly
Robert T. Kelly, Principal Financial Officer

Date:	November 20, 2008